INCOME AND MINING TAXES - Components of net deferred income and mining tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ 3,981,875	$ 1,223,128
Mining Properties
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	4,115,221	1,524,229
Net operating loss carry forwards
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	(49,394)	(27,459)
Mining taxes
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	195,249	(98,807)
Reclamation provisions and other labilities
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ (279,201)	$ (174,835)